As filed with the Securities and Exchange Commission on January 17, 2014

SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910
==============================================================================================================================================================================================================================================================================
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 155	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 157

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Address of Principal Executive Offices)

(630) 505-3700
Registrant's Telephone Number

AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

☐	ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.

☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

☐	ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim S&P Global Water Index ETF
Guggenheim Solar ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 17th day of January, 2014.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By:          /s/ Donald C. Cacciapaglia
   Donald C. Cacciapaglia
   Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE
*
Randall C. Barnes	Trustee	January 17, 2014
*
Roman Friedrich III	Trustee	January 17, 2014
*
Robert B. Karn III	Trustee	January 17, 2014
*
Ronald A. Nyberg	Trustee	January 17, 2014
*
Ronald E. Toupin, Jr.	Trustee	January 17, 2014

/s/ Donald C. Cacciapaglia Donald C. Cacciapaglia	Trustee and Chief Executive Officer	January 17, 2014
/s/ John L. Sullivan John L. Sullivan	Treasurer, Chief Financial Officer And Chief Accounting Officer	January 17, 2014
*/s/ Stevens T. Kelly		January 17, 2014
Stevens T. Kelly Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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